Bank Premises and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Bank premises and equipment
Less: accumulated depreciation	$ (616,821)	$ (601,991)
Bank premises and equipment, net	422,993	428,221
Bank buildings and improvements
Bank premises and equipment
Bank premises and equipment, gross	$ 594,932	588,093
Bank buildings and improvements | Minimum
Bank premises and equipment
Estimated useful lives	5 years
Bank buildings and improvements | Maximum
Bank premises and equipment
Estimated useful lives	39 years
Furniture, equipment and vehicles
Bank premises and equipment
Bank premises and equipment, gross	$ 332,712	331,200
Furniture, equipment and vehicles | Minimum
Bank premises and equipment
Estimated useful lives	1 year
Furniture, equipment and vehicles | Maximum
Bank premises and equipment
Estimated useful lives	20 years
Land
Bank premises and equipment
Bank premises and equipment, gross	$ 112,170	$ 110,919